INCOME TAXES - Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
(Loss) earnings before income tax	$ 5,570	$ (6,097)
Canadian statutory tax rate	24.24%	24.96%
Statutory tax	$ 1,350	$ (1,522)
Add (deduct) the tax effect of:
Non-taxable component of capital gains	(12)	(45)
Share-based compensation and other permanent items	3	7
Assessments and adjustments	65	(58)
Impact of income tax rates and legislative changes	8	(173)
Non-taxable component of dispositions	(66)
Foreign tax rate differential	111	3
Movement in unrecognized deferred income tax assets	(4)	12
Other	(4)	(2)
Total income tax expense (recovery)	$ 1,451	$ (1,778)
Effective tax rate	26.10%	29.20%